Schedule of warrants outstanding (Details)	6 Months Ended
Jun. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	747,948
Options outstanding, Weighted average remaining contractual life (years)	2 years 7 months 24 days
Options outstanding, Weighted average exercise price | $ / shares	$ 13.32
Warrants [member] | September 2019 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	13,249
Options outstanding, Weighted average remaining contractual life (years)	2 months 26 days
Options outstanding, Weighted average exercise price | $ / shares	$ 165.00
Warrants [member] | February 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	11,129
Options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 129.12
Warrants [member] | July 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	56,210
Options outstanding, Weighted average remaining contractual life (years)	1 year 3 days
Options outstanding, Weighted average exercise price | $ / shares	$ 45.00
Warrants [member] | August 2020 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	17,310
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 6 days
Options outstanding, Weighted average exercise price | $ / shares	$ 47.00
Warrants [member] | February 2021 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Weighted average remaining contractual life (years)	1 year 7 months 20 days
Options outstanding, Weighted average exercise price | $ / shares	$ 181.25
Options outstanding, Number (in shares) | shares	16,507
Warrants [member] | June 2024 [member]
IfrsStatementLineItems [Line Items]
Options outstanding, Number (in shares) | shares	633,543
Options outstanding, Weighted average remaining contractual life (years)	2 years 11 months 4 days
Options outstanding, Weighted average exercise price | $ / shares	$ 0.01